Schedule of recoverable taxes (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule Of Recoverable Taxes
IRPJ and CSLL prepayments		R$ 51,282	R$ 109,231
PIS and COFINS to recover	[1]	185,827	387,033
Value added tax (VAT), abroad		4,035	3,998
Others		8,223	5,097
Total		249,367	505,359
Current		176,391	186,955
Non-current		R$ 72,976	R$ 318,404

[1]	During the fiscal year ended December 31, 2021, the subsidiary GLA recorded social integration program (Programa de Integração Social or PIS) and social contribution for financing social security (Contribuição Social para o Financiamento da Seguridade Social or COFINS), extemporaneous tax credits, totaling R$57,422 (R$126,675 in the fiscal year ended December 31, 2020).